Vanguard European Stock Index Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Developed Europe All Cap Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.79%	10.14%	8.70%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	8.56%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	35.20%	9.97%	8.55%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	34.36%	9.22%	7.82%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.48%	7.78%	6.80%